GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds
Class A, Class B, Class C, Class R, Class IR, Institutional
and Service Shares (as applicable) of

Goldman Sachs Real Estate Securities Fund
Goldman Sachs International Real Estate Securities Fund

Supplement dated February 11, 2009 to the
Prospectuses dated April 29, 2008

The following replaces “Real Estate Securities Team” in its entirety in the “Services Providers-Fund Managers-Real Estate Securities Team” section of each of the Prospectuses for the Class A, Class B, Class C, Class R, Class IR and Institutional Shares for the Funds:

Real Estate Securities Team
The Real Estate Securities portfolio management team includes individuals with backgrounds in:

■	Equity investing
■	Real estate capital markets
■	Fundamental real estate acquisition, development and operations

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
James Otness, CFA Managing Director	Portfolio Manager— Real Estate Securities International Real Estate Securities	Since 2009 2009	Mr. Otness joined the Investment Adviser as a portfolio manager for the Value team in May 2000. From 1998 to 2000 he headed Dolphin Asset Management. His previous experience includes 28 years at JPMorgan where he covered REITs through his management of small cap funds.

David Kruth, CFA Vice President	Portfolio Manager— Real Estate Securities International Real Estate Securities	Since 2005 2006	Mr. Kruth joined the Investment Adviser as a portfolio manager in 2005. His previous experience includes over 20 years in the real estate investment field, most recently managing real estate securities funds at Citigroup (June 2004-May 2005) and AllianceBernstein (June 1998-June 2004).

Dolores Bamford, CFA Managing Director	Portfolio Manager— Real Estate Securities International Real Estate Securities	Since 2009 2009	Ms. Bamford joined the Investment Adviser as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991.

James Otness, CFA and David Kruth, CFA are co-lead portfolio managers of the Real Estate Securities portfolios. Mr. Otness, Mr. Kruth and Dolores Bamford, CFA are senior investment committee members. They are supported by a team of over 10 individuals who have research coverage responsibilities for REITs across the globe. Mr. Otness and Mr. Kruth are responsible for the day-to-day investment decisions and final buy/sell decisions of the Real Estate Securities Fund and Mr. Kruth is responsible for the day-to-day investment decisions and final buy/sell decisions of the International Real Estate Securities Fund. However, all investment decisions involve discussion with personnel from the Investment Adviser’s fundamental equity group. Mr. Otness and Mr. Kruth are responsible for liaising with research analysts around the world, who promote their securities selection ideas to the other members of the team and thereafter debate their inclusion in the Funds.

The following replaces “Real Estate Securities Team” in its entirety in the “Services Providers-Fund Managers-Real Estate Securities Team” section of the Prospectus for the Service Shares for the Real Estate Securities Fund:

Real Estate Securities Team
The Real Estate Securities portfolio management team includes individuals with backgrounds in:

■	Equity investing
■	Real estate capital markets
■	Fundamental real estate acquisition, development and operations

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
James Otness, CFA Managing Director	Portfolio Manager— Real Estate Securities	Since 2009	Mr. Otness joined the Investment Adviser as a portfolio manager for the Value team in May 2000. From 1998 to 2000 he headed Dolphin Asset Management. His previous experience includes 28 years at JPMorgan where he covered REITs through his management of small cap funds.

David Kruth, CFA Vice President	Portfolio Manager— Real Estate Securities	Since 2005	Mr. Kruth joined the Investment Adviser as a portfolio manager in 2005. His previous experience includes over 20 years in the real estate investment field, most recently managing real estate securities funds at Citigroup (June 2004-May 2005) and AllianceBernstein (June 1998-June 2004).

Dolores Bamford, CFA Managing Director	Portfolio Manager— Real Estate Securities	Since 2009	Ms. Bamford joined the Investment Adviser as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991.

James Otness, CFA and David Kruth, CFA are co-lead portfolio managers of the Real Estate Securities portfolios. Mr. Otness, Mr. Kruth and Dolores Bamford, CFA are senior investment committee members. They are supported by a team of over 10 individuals who have research coverage responsibilities for REITs across the globe. Mr. Otness and Mr. Kruth are responsible for the day-to-day investment decisions and final buy/sell decisions of the Real Estate Securities Fund. However, all investment decisions involve discussion with personnel from the Investment Adviser’s fundamental equity group. Mr. Otness and Mr. Kruth are responsible for liaising with research analysts around the world, who promote their securities selection ideas to the other members of the team and thereafter debate their inclusion in the Funds.

This Supplement should be retained with your Prospectus for future reference.

REALESTPMSTK 02-09
00065895